INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME AND MINING TAXES
NOTE 9	INCOME AND MINING TAXES

The Company’s Income and mining tax benefit (expense) consisted of:

	Years Ended December 31,
	2013	2012	2011
Current:
United States	$(129)	$(210)	$(346)
Foreign	(372)	(644)	(1,038)

	(501)	(854)	(1,384)

Deferred:
United States	805	100	151
Foreign	451	(122)	486

	1,256	(22)	637

	$755	$(876)	$(747)

The Company’s Income before income and mining tax and other items consisted of:

	Years Ended December 31,
	2013	2012	2011
United States	$(1,625)	$1,036	$878
Foreign	(1,981)	2,078	932

	$(3,606)	$3,114	$1,810

The Company’s Income and mining tax benefit (expense) differed from the amounts computed by applying the United States statutory corporate income tax rate for the following reasons:

	Years Ended December 31,
	2013	2012	2011
Income before income and mining tax and other items	$(3,606)	$3,114	$1,810
United States statutory corporate income tax rate	35%	35%	35%

Income tax benefit (expense) computed at United States statutory corporate income tax rate	1,262	(1,090)	(634)

Reconciling items:
Tax benefit generated on change in form of a non-U.S. subsidiary	—	694	65
Percentage depletion	134	267	172
Change in valuation allowance on deferred tax assets	(665)	(716)	(263)
Tax planning on sale of Canadian Oil Sands and Canadian capital gains tax rate	61	—	—
Effect of foreign earnings, net of credits	(19)	6	(69)
State tax benefit on asset impairment	62	—	—
Mining taxes, net	(45)	(77)	(42)
Other	(35)	40	24

Income and mining tax benefit (expense)	$755	$(876)	$(747)

Factors that Significantly Impact Effective Tax Rate

The Company reviews the measurement of its deferred tax assets at each balance sheet date. On the basis of available information at December 31, 2013, the Company has provided valuation allowance for certain of its deferred tax assets where the Company believes it is more likely than not that some portion or all of such assets will not be realized. The valuation allowance totaled $2,724 at December 31, 2013, and $1,626 at December 31, 2012. The overall valuation allowance increased $1,098 during 2013. This increase is reflected in the Company’s effective tax rate to the extent it relates to U.S. foreign tax credits, U.S. alternative minimum tax credits, and long-term stockpile write-downs in Indonesia. Changes in valuation allowance for other items such as depreciation in marketable securities are reflected in Other Comprehensive Income. Other net increases, such as those that relate to Australian asset impairments and Australian net operating losses have no impact on the consolidated financial statements due to the tax accounting treatment of non-U.S. entities that are disregarded for U.S. income tax purposes.

During 2013, the Company recognized a $791 deferred tax benefit (at a blended federal and state statutory rate of 38%) due to the impairment of the Long Canyon and Northumberland assets. This benefit reflects a reduction of the deferred tax liability that was established upon the Company’s purchase of Fronteer Gold Inc. in 2011.

In 2012, the Company made an election to convert a non-U.S. subsidiary to a partnership or flow-through entity for U.S. federal income tax purposes. As a result of this election, the Company recognized a capital loss equal to the difference between the Company’s tax basis in the non-U.S. subsidiary and the fair market value of the assets held by the non-U.S. subsidiary. The Company recognized a current U.S. federal income tax benefit for that portion of the capital loss that was used to offset other non-related 2012 capital gains and that has been used to absorb 2010 and 2011 net capital gains for which the Company has submitted a carry-back refund claim. The Company recorded a $605 deferred tax asset for the remaining capital loss which will be carried forward to future years. The Company also recorded a related valuation allowance of $605 due to its analysis of the future realization of this deferred tax asset under a more likely than not standard. In addition, the Company realized an increase in the basis of assets held by the non-U.S. subsidiary with no corresponding tax liability. The most notable of these assets was the non-U.S. subsidiary’s investment in the Canadian Oil Sands Corporation. This investment was sold in the third quarter of 2013 and the Company recorded a book gain of $280 on this sale. Due to the increase in U.S. tax basis, the Company realized a U.S. tax capital loss and therefore only recognized tax expense equal to the Company’s Canadian tax cost of $37.

In 2011, the Company converted certain non-U.S. entities to U.S. entities for U.S. income tax purposes. As a result of the elections, the subsidiaries are treated as flow-through entities for U.S. federal income tax purposes. The restructurings in 2011 resulted in the recording of a deferred tax asset, calculated as the difference between fair market valuations of the subsidiaries compared to the underlying financial statement basis in the assets.

Percentage depletion allowances (tax deductions for depletion that may exceed the tax basis in the mineral reserves) are available to the Company under the income tax laws of the United States for operations conducted in the United States or through branches and partnerships owned by U.S. subsidiaries included in the consolidated United States income tax return. These deductions are highly sensitive to the price of gold and other minerals produced by the Company.

Components of the Company’s deferred income tax assets (liabilities) are as follows:

	At December 31,
	2013	2012
Deferred income tax assets:
Property, plant and mine development	$1,554	$621
Reclamation and remediation	314	306
Net operating losses, capital losses and tax credits	2,003	1,933
Investment in partnerships	224	281
Employee-related benefits	231	280
Derivative instruments and unrealized loss on investments	319	145
Other	289	148

	4,934	3,714
Valuation allowances	(2,724)	(1,626)

	2,210	2,088

Deferred income tax liabilities:
Property, plant and mine development	(629)	(1,724)
Reclamation and remediation	(7)	—
Net undistributed earnings of subsidiaries	(406)	(301)
Derivative instruments and unrealized gain on investments	(79)	(217)
Other	(74)	(170)

	(1,195)	(2,412)

Net deferred income tax assets (liabilities)	$1,015	$(324)

Net deferred income tax assets and liabilities consist of:

	At December 31,
	2013	2012
Current deferred income tax assets	$246	$195
Long-term deferred income tax assets	1,478	404
Current deferred income tax liabilities	(74)	(65)
Long-term deferred income tax liabilities	(635)	(858)

	$1,015	$(324)

Company’s Unrecognized Tax Benefits

At December 31, 2013, 2012 and 2011, the Company had $320, $391 and $336 of total gross unrecognized tax benefits, respectively. A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2013	2012	2011
Total amount of gross unrecognized tax benefits at beginning of year	$391	$336	$116
Additions for tax positions of prior years	19	81	160
Additions for tax positions of current year	—	—	64
Reductions due to settlements with taxing authorities	(75)	(5)	—
Reductions due to lapse of statute of limitations	(15)	(21)	(4)

Total amount of gross unrecognized tax benefits at end of year	$320	$391	$336

At December 31, 2013, 2012 and 2011, $77, $120 and $137, respectively, represent the amount of unrecognized tax benefits that, if recognized, would impact the Company’s effective income tax rate.

The Company operates in numerous countries around the world and is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with the local government, and others are defined by the general corporate income tax laws of the country. The Company has historically filed, and continues to file, all required income tax returns and paid the taxes reasonably determined to be due. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the Company is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain rules to the Company’s business conducted within the country involved.

In 2010 and 2012, PTNNT, the Company’s partially owned subsidiary in Indonesia, received income tax assessment letters for 2008 and 2010 for additional amounts of $119 and $10, respectively. The Company has since paid the 2008 and 2010 amounts in full, including penalties. In 2013, the Company received a refund of the 2010 income tax assessment of $10. PTNNT is vigorously defending its positions through all available processes. PTNNT believes it is more likely than not that it will prevail based on prior experience and has recorded a corresponding receivable of $119 for the 2008 assessment.

In 2011, the U.S. Internal Revenue Service issued a Technical Advice Memorandum (“TAM”) to the Company regarding the U.S. income tax treatment of the Price Capped Forward Sales Contracts settled in cash in 2007. The TAM provides guidance which is unfavorable to the Company. The Company is vigorously defending its positions through all processes available to it and believes it should prevail.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. Federal, state and local, and non-U.S. income tax examinations by tax authorities for years before 2005. As a result of (i) statute of limitations that will begin to expire within the next 12 months in various jurisdictions, and (ii) possible settlements of audit-related issues with taxing authorities in various jurisdictions with respect to which none of the issues are individually significant, the Company believes that it is reasonably possible that the total amount of its net unrecognized income tax liability will decrease between $5 to $10 in the next 12 months.

The Company’s continuing practice is to recognize interest and/or penalties related to unrecognized tax benefits as part of its income and mining tax expense. At December 31, 2013 and 2012, the total amount of accrued income-tax-related interest and penalties included in the Consolidated Balance Sheets was $12 and $14, respectively. During 2013, the Company released through the Statements of Consolidated Income an additional $2 of interest and penalties. During 2012, the Company released through the Statements of Consolidated Income an additional $4 of interest and penalties. During 2011, the Company accrued through the Statements of Consolidated Income an additional $1 of interest and penalties.

Tax Loss Carryforwards, Foreign Tax Credits, and AMT Credits

At December 31, 2013 and 2012, the Company had (i) $875 and $741 of net operating loss carry forwards, respectively; and (ii) $492 and $405 of tax credit carry forwards, respectively. At December 31, 2013 and 2012, $357 and $281, respectively, of net operating loss carry forwards are attributable to operations in Australia, Ghana and France for which current tax law provides no expiration period. The remaining net operating loss carry forwards expire at various dates through 2033. Valuation allowances have been recorded on net operating loss carry forwards where the Company believes based on the available evidence it is more likely than not that the net operating losses will not be realized.

Tax credit carry forwards for 2013 and 2012 of $296 and $249 consist of foreign tax credits available in the United States; substantially all such credits not utilized will expire at the end of 2023. Other credit carry forwards at the end of 2013 and 2012 in the amounts of $196 and $156, respectively, represent alternative minimum tax credits attributable to the Company’s U.S. operations for which the current tax law provides no period of expiration.

Differences in tax rates and other foreign income tax law variations make the ability to fully utilize all available foreign income tax credits on a year-by-year basis highly dependent on the price of the gold and copper produced by the Company and the costs of production, since lower prices or higher costs can result in having insufficient sources of taxable income in the United States to utilize all available foreign tax credits. Such credits have limited carry back and carry forward periods and can only be used to reduce the United States income tax imposed on foreign earnings included in the annual United States consolidated income tax return.

Alternative minimum tax credits are utilized to the extent the Company incurs U.S. regular income tax in excess of U.S. alternative minimum tax. These credits carry forward indefinitely. However, based upon long range income forecasts, the Company is not expected to incur regular tax in excess of alternative minimum tax in any given year. Accordingly, a valuation allowance has been established.

Other

Newmont intends to indefinitely reinvest earnings from certain foreign operations. Accordingly, non-U.S. income and withholding taxes for which deferred taxes might otherwise be required have not been provided on a cumulative amount of temporary differences. For this purpose, any difference between the tax basis in the stock of a consolidated subsidiary and the amount of the subsidiary’s net equity determined for financial reporting purposes related to investments in foreign subsidiaries is immaterial to the Company. The Company does not anticipate the need to repatriate funds to satisfy liquidity needs arising in the ordinary course of business, including liquidity needs associated with any debt service requirements.